Quarterly Report
February 28, 2023
MFS®  Global Opportunistic
Bond Fund
GLB-Q1

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 0.3%
Boeing Co., 5.805%, 5/01/2050		$1,040,000	$989,275
Raytheon Technologies Corp., 2.82%, 9/01/2051		2,415,000	1,588,212
			$2,577,487
Alcoholic Beverages – 0.1%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	900,000	$945,741
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,264,000	$1,004,339
Asset-Backed & Securitized – 8.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.027%, 11/15/2054 (i)		$11,859,627	$655,434
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	980,000	929,938
ACREC 2021-FL1 Ltd., “C”, FLR, 6.751% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$2,557,500	2,446,142
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.351% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		1,595,500	1,558,844
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.851% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		2,479,000	2,398,163
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.127% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		450,000	446,474
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.572% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	193,742
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.188% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		418,000	403,558
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.537% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		1,359,500	1,297,678
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.188% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)		1,205,000	1,135,358
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.438% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)		1,049,500	987,566
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.701% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,545,174
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.401% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,262,503
AREIT 2022-CRE6 Trust, “C”, FLR, 6.576% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		533,500	500,501
AREIT 2022-CRE6 Trust, “D”, FLR, 7.276% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		569,500	531,944
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.622%, 4/15/2053 (i)		1,434,941	103,203
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.297%, 7/15/2054 (i)		9,746,523	709,866
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.62%, 2/15/2054 (i)		15,103,682	1,350,826
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055		1,004,922	1,055,352
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.788%, 7/15/2053 (i)		12,908,930	989,703
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)		6,403,607	396,755
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)		19,819,376	971,621
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.266%, 7/15/2054 (i)		20,267,290	1,454,012
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.282%, 8/15/2054 (i)		20,983,897	1,520,546
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.751%, 11/15/2055		394,000	396,830
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.638% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		632,000	606,339
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.887% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		572,500	548,114
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		229,710	216,250
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		395,093	354,801
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.887% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,100,000	1,056,967
BXMT 2021-FL4 Ltd., “B”, FLR, 6.137% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		2,995,500	2,790,319
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		490,747	457,378
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		1,435,000	1,380,473
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		382,645	342,614
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.778%, 4/15/2054 (i)		7,806,253	334,261
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.976%, 6/15/2063 (i)		11,363,581	628,082
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)		9,482,424	558,075
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		2,344,000	2,035,968
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		1,225,392	1,222,968
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.725% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	953,047
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.14% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		2,483,500	2,366,867
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.494% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,464,458
KREF 2018-FT1 Ltd., “AS”, FLR, 5.901% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)		2,500,000	2,385,872
KREF 2021-FL2 Ltd., “B”, FLR, 6.251% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)		2,155,000	2,004,284
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.338% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		3,300,000	3,191,134

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.588% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		$1,395,500	$1,326,304
MF1 2020-FL4 Ltd., “AS”, FLR, 6.776% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		647,000	646,225
MF1 2021-FL5 Ltd., “B”, FLR, 6.126% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		2,542,500	2,458,636
MF1 2021-FL5 Ltd., “C”, FLR, 6.376% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		645,000	606,290
MF1 2021-FL6 Ltd., “AS”, FLR, 6.051% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,500,000	2,414,149
MF1 2021-FL6 Ltd., “B”, FLR, 6.251% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		3,800,000	3,632,194
MF1 2022-FL8 Ltd., “C”, FLR, 6.634% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,061,139
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.295%, 5/15/2054 (i)		5,713,766	388,923
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.228%, 6/15/2054 (i)		17,331,833	1,081,191
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.684% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		947,000	949,637
PFP III 2021-7 Ltd., “AS”, FLR, 5.738% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		871,956	832,071
PFP III 2021-7 Ltd., “B”, FLR, 5.99% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		684,966	645,419
PFP III 2021-7 Ltd., “C”, FLR, 6.24% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		468,477	438,685
PFP III 2021-8 Ltd., “B”, FLR, 6.09% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		812,000	763,665
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	748,755
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.737% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		$1,212,000	1,144,578
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.401% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,153,943
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.701% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	221,899
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.801% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		762,000	738,022
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.001% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	761,763
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.534%, 4/15/2054 (i)		9,345,910	789,608
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.545%, 8/15/2054 (i)		15,653,306	1,360,543
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.251% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		472,000	472,019
			$78,775,662
Automotive – 0.7%
Hyundai Capital America, 2%, 6/15/2028 (n)		$590,000	$491,388
Hyundai Capital America, 6.375%, 4/08/2030 (n)		466,000	480,837
Mercedes-Benz Financial Services (Canada), 3%, 2/23/2027	EUR	580,000	597,365
RAC Bond Co. PLC, 5.25%, 11/04/2027	GBP	200,000	198,522
RAC Bond Co. PLC, 5.25%, 11/04/2046 (n)		1,950,000	1,935,584
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,590,000	2,071,293
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	839,713
			$6,614,702
Broadcasting – 1.1%
Discovery, Inc., 4.125%, 5/15/2029		$1,860,000	$1,666,280
Prosus N.V., 3.061%, 7/13/2031 (n)		895,000	686,898
Prosus N.V., 4.027%, 8/03/2050		1,200,000	758,986
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,230,105	1,951,256
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		1,400,000	1,109,474
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)		$1,563,000	1,349,355
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)	EUR	1,764,000	1,394,497
WMG Acquisition Corp., 2.25%, 8/31/2031		1,360,000	1,075,123
			$9,991,869
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$551,000	$536,416
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	293,622
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	754,120
			$1,584,158
Building – 0.6%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	$882,433
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$2,130,000	1,947,042
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,770,000	1,590,264
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,435,707
			$5,855,446

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.8%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,241,000	$2,084,338
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	726,064
Fiserv, Inc., 2.65%, 6/01/2030		$1,341,000	1,123,368
Fiserv, Inc., 4.4%, 7/01/2049		669,000	540,885
Mastercard, Inc., 3.3%, 3/26/2027		1,960,000	1,853,391
Mastercard, Inc., 3.85%, 3/26/2050		691,000	581,998
Visa, Inc., 3.65%, 9/15/2047		1,125,000	931,470
			$7,841,514
Cable TV – 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$2,995,000	$2,463,447
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		607,000	593,953
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		942,000	688,472
Comcast Corp., 3.75%, 4/01/2040		870,000	712,533
SES S.A., 3.5%, 1/14/2029	EUR	1,040,000	1,008,791
Virgin Media Finance PLC, 3.75%, 7/15/2030		2,950,000	2,409,430
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	1,342,996
Ziggo B.V., 3.375%, 2/28/2030	EUR	2,875,000	2,303,472
			$11,523,094
Chemicals – 0.6%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		$2,700,000	$2,241,114
BASF SE, 4.5%, 3/08/2035	EUR	1,000,000	1,056,251
LYB International Finance III, LLC, 4.2%, 5/01/2050		$1,382,000	1,039,807
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		800,000	718,792
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	1,067,568
			$6,123,532
Computer Software – 0.3%
Microsoft Corp., 3.3%, 2/06/2027		$774,000	$739,484
Microsoft Corp., 2.525%, 6/01/2050		888,000	593,006
Microsoft Corp., 2.675%, 6/01/2060		1,695,000	1,098,332
			$2,430,822
Computer Software - Systems – 0.4%
Apple, Inc., 3.2%, 5/11/2027		$2,523,000	$2,383,933
Apple, Inc., 4.5%, 2/23/2036		953,000	934,015
			$3,317,948
Conglomerates – 0.8%
ABB Finance B.V., 3.25%, 1/16/2027	EUR	210,000	$218,871
ABB Finance B.V., 3.375%, 1/16/2031		390,000	399,270
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		$1,259,000	1,231,061
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	700,000	700,057
TriMas Corp., 4.125%, 4/15/2029 (n)		$3,265,000	2,840,550
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,727,000	2,631,601
			$8,021,410
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,900,000	$1,370,359
Consumer Services – 0.5%
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	540,000	$588,957
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,300,275
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,190,000	2,663,659
			$4,552,891

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.4%
ARD Finance S.A., 5%, (5% Cash or 5.75% PIK) 6/30/2027 (p)	EUR	1,831,829	$1,484,784
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)		1,800,000	1,427,358
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		450,000	356,840
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$900,000	795,616
			$4,064,598
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$1,680,000	$1,349,933
Nokia Corp., 4.375%, 8/21/2031	EUR	140,000	145,167
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027		1,390,000	1,267,389
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,830,000	1,490,413
			$4,252,902
Electronics – 0.2%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$1,876,000	$1,510,363
Broadcom, Inc., 3.187%, 11/15/2036 (n)		50,000	36,207
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		459,000	451,950
			$1,998,520
Emerging Market Quasi-Sovereign – 2.6%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	1,045,000	$1,015,588
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$600,000	474,367
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		844,000	639,390
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		850,000	757,410
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,745,000	3,073,746
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		1,800,000	1,786,500
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,176,000
Export-Import Bank of India, 2.25%, 1/13/2031		1,800,000	1,413,020
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,492,895
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,302,000	1,228,828
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		637,000	475,692
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	919,962
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,500,000	1,346,250
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	542,308
Petroleos Mexicanos, 10%, 2/07/2033 (n)		1,848,000	1,780,363
Petroleos Mexicanos, 7.69%, 1/23/2050		2,390,000	1,686,363
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		755,000	694,382
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,448,968
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	1,927,928
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,026,200
			$24,906,160
Emerging Market Sovereign – 17.8%
Arab Republic of Egypt, 7.053%, 1/15/2032		$1,100,000	$766,753
Arab Republic of Egypt, 8.875%, 5/29/2050		1,400,000	899,119
Dominican Republic, 7.05%, 2/03/2031 (n)		789,000	787,667
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,086,577
Dominican Republic, 5.875%, 1/30/2060		2,400,000	1,798,785
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	14,486,000	12,282,173
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		9,709,000	10,083,234
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052		2,561,000	1,559,769
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		$1,300,000	893,854
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	482,632,000	11,211,539
People's Republic of China, 3.03%, 3/11/2026	CNY	65,100,000	9,506,927
People's Republic of China, 3.13%, 11/21/2029		52,220,000	7,684,731
Republic of Angola, 9.125%, 11/26/2049		$900,000	756,000
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,143,363
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,600,000	2,029,124
Republic of Guatemala, 6.125%, 6/01/2050		$800,000	756,811

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 6.125%, 5/22/2028 (n)		$1,031,000	$1,046,630
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,364,000	1,309,484
Republic of Indonesia, 3.55%, 3/31/2032		780,000	701,413
Republic of Korea, 2.125%, 6/10/2027	KRW	15,663,000,000	11,058,974
Republic of Korea, 1.875%, 6/10/2029		48,314,110,000	32,701,315
Republic of Korea, 1.375%, 6/10/2030		33,332,080,000	21,371,253
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	1,659,423
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,719,372
Republic of Poland, 5.75%, 11/16/2032		678,000	709,920
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,634,508
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	1,158,780
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,028,000	694,177
Republic of Serbia, 2.05%, 9/23/2036 (n)		896,000	552,035
Republic of Serbia, 2.05%, 9/23/2036		100,000	61,611
Sultanate of Oman, 7%, 1/25/2051		$2,550,000	2,513,443
United Mexican States, 7.5%, 6/03/2027	MXN	395,600,000	19,942,270
United Mexican States, 7.75%, 5/29/2031		105,000,000	5,249,053
United Mexican States, 4.875%, 5/19/2033		$1,049,000	973,633
United Mexican States, 6.35%, 2/09/2035		371,000	380,640
			$168,684,360
Energy - Independent – 0.4%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,300,000	$1,200,875
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,100,000	1,025,723
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	612,087
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,500,000	1,321,200
			$4,159,885
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$609,984
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	1,280,000	1,182,409
Eni S.p.A., 4.25%, 5/09/2029 (n)		$1,139,000	1,050,083
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	2,000,000	1,975,728
			$4,818,204
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	609,000	$638,230
Bouygues S.A., 4.625%, 6/07/2032		600,000	658,342
			$1,296,572
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		$299,000	$218,903
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		773,000	747,468
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,242,861
CTP N.V., 0.875%, 1/20/2026	EUR	880,000	797,083
EXOR N.V., 2.25%, 4/29/2030		1,000,000	916,954
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,275,593	2,057,159
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,253,862	1,133,504
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	619,453
Logicor Financing S.à r.l., 1.625%, 1/17/2030		1,100,000	881,794
Logicor Financing S.à r.l., 0.875%, 1/14/2031		970,000	690,621
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$2,005,000	1,844,600
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	1,160,000	1,081,707
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		780,000	743,132
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		2,600,000	1,155,008
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	505,120
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	397,219

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
VGP N.V., 1.5%, 4/08/2029	EUR	1,500,000	$1,116,535
			$16,149,121
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	$994,329
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		364,000	366,243
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,160,000	1,067,919
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		578,000	478,873
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	658,281
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	720,110
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	598,388
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,595,000	1,277,627
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,624,000	1,543,712
			$7,705,482
Gaming & Lodging – 0.4%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	$806,530
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,346,097
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,767,000	1,649,685
			$3,802,312
Industrial – 0.5%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$2,289,213
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	988,300
Investor AB, 2.75%, 6/10/2032	EUR	295,000	286,432
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,231,955
			$4,795,900
Insurance – 0.4%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	1,140,000	$957,077
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		920,000	1,016,707
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$1,170,000	964,379
Equitable Holdings, Inc., 5.594%, 1/11/2033		1,100,000	1,090,577
			$4,028,740
Insurance - Health – 0.3%
Humana, Inc., 5.5%, 3/15/2053		$247,000	$238,510
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,611,000	1,543,360
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	547,164
UnitedHealth Group, Inc., 3.25%, 5/15/2051		701,000	502,038
			$2,831,072
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$204,000	$166,255
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	636,969
			$803,224
International Market Quasi-Sovereign – 1.6%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75% to 10/31/2027, FLR (EUR Swap Rate - 1yr. + 2.75%) to 10/31/2028	EUR	600,000	$652,328
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		600,000	504,777
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,248,949
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	1,000,000	1,016,524
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	825,000	850,002
EnBW International Finance B.V., 4.049%, 11/22/2029		250,000	265,200
ESB Finance DAC, 1%, 7/19/2034		1,520,000	1,175,852

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037	EUR	6,983,000	$5,560,194
La Banque Postale S.A., 4.375%, 1/17/2030		1,100,000	1,136,245
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		2,020,000	1,899,687
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	673,990
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	800,000	616,962
			$15,600,710
International Market Sovereign – 15.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	19,383,000	$11,680,735
Commonwealth of Australia, 3%, 3/21/2047		4,540,000	2,499,869
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	13,110,000	12,835,754
Federal Republic of Germany, 0%, 8/15/2052		6,692,375	3,400,622
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	422,181
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,879,427
Government of Canada, 0.5%, 12/01/2030	CAD	21,639,000	12,795,952
Government of Japan, 1.7%, 6/20/2044	JPY	2,033,400,000	16,167,139
Government of Japan, 0.3%, 6/20/2046		1,378,950,000	8,107,199
Government of Japan, 1.6%, 12/20/2052		397,350,000	3,056,258
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	11,274,000	7,118,026
Kingdom of Spain, 2.55%, 10/31/2032		5,469,000	5,300,972
Kingdom of Spain, 3.15%, 4/30/2033		10,301,000	10,421,986
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,384,000	5,641,947
Kingdom of Spain, 1%, 10/31/2050		16,298,000	8,835,057
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	123,455,000	10,791,698
Portuguese Republic, 3.5%, 6/18/2038 (n)	EUR	3,666,000	3,727,964
Republic of Finland , 0.5%, 9/15/2027		9,846,000	9,298,846
Republic of Italy, 0.5%, 7/15/2028		10,500,000	9,270,053
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	4,068,000	4,406,938
United Kingdom Treasury, 1.25%, 10/22/2041		2,395,000	1,805,595
United Kingdom Treasury, 1.25%, 7/31/2051		3,214,805	2,026,154
			$151,490,372
Local Authorities – 0.6%
City of Oslo, 2.17%, 5/18/2029	NOK	26,000,000	$2,236,469
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	571,301
Province of British Columbia, 2.95%, 6/18/2050		765,000	450,220
Province of Ontario (Canada), 1.9%, 12/02/2051		5,653,000	2,586,418
			$5,844,408
Machinery & Tools – 0.2%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$1,405,957
Major Banks – 5.0%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,133,000	$864,002
Bank of America Corp., 3.5%, 4/19/2026		2,195,000	2,091,603
Bank of America Corp., 0.694%, 3/22/2031	EUR	1,740,000	1,429,905
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,325,000	1,885,655
Bank of Ireland Group PLC, 4.875% to 7/16/2027, FLR (EUR Swap Rate - 1yr. + 2.05%) to 7/16/2028	EUR	210,000	221,898
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	400,000	503,661
BNP Paribas S.A., 3.875%, 1/10/2031	EUR	1,000,000	1,037,974
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,335,955
Crédit Agricole Group, 3.875%, 11/28/2034	EUR	900,000	918,546
Credit Suisse AG (London), 2.125%, 5/31/2024		890,000	904,791
Credit Suisse AG (London), 5.5%, 8/20/2026		1,380,000	1,437,016
Danske Bank A.S., 4.625% to 4/13/2026, FLR (GBP Swap Rate - 1yr. + 1.7%) to 4/13/2027	GBP	510,000	600,864
Danske Bank A.S., 4.125% to 1/10/2030, FLR (EUR Swap Rate - 1yr. + 1.25%) to 1/10/2031	EUR	980,000	1,025,793
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$1,958,000	1,537,853
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		816,000	608,854
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,181,044

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
ING Groep N.V., 6.25%, 5/20/2033	GBP	1,000,000	$1,179,090
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$2,790,000	2,418,708
JPMorgan Chase & Co., 1.963%, 3/23/2030	EUR	1,280,000	1,174,348
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$2,081,000	1,476,327
Lloyds Banking Group PLC, 6.625% to 6/02/2028, FLR (GBP Swap Rate - 5yr. + 3.1%) to 6/02/2033	GBP	630,000	754,045
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	500,000	409,679
Morgan Stanley, 3.125%, 7/27/2026		$1,950,000	1,814,652
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,346,410
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		3,475,000	3,077,012
Nationwide Building Society, 6.178% to 12/07/2026, FLR (SONIA + 2.213%) to 12/07/2027	GBP	240,000	293,902
Nationwide Building Society, 0.25%, 9/14/2028	EUR	1,420,000	1,208,967
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		620,000	654,569
NatWest Markets PLC, 6.375%, 11/08/2027	GBP	392,000	488,542
Société Générale S.A., 4%, 11/16/2027	EUR	1,000,000	1,055,902
Société Générale S.A., 4.25%, 12/06/2030		800,000	818,572
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		910,000	786,272
Toronto-Dominion Bank, 4.108%, 6/08/2027		$2,190,000	2,099,185
UBS Group AG, 4.375% to 1/11/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.55%) to 1/11/2031	EUR	820,000	860,948
Unicaja Banco S.A., 1%, 12/01/2026		700,000	662,205
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		900,000	929,921
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,217,767
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		2,658,000	2,461,303
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		1,828,000	1,521,553
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		709,000	599,462
			$47,894,755
Medical & Health Technology & Services – 0.8%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	570,000	$556,325
Alcon Finance Corp., 2.6%, 5/27/2030 (n)		$1,443,000	1,212,834
Becton, Dickinson and Co., 4.298%, 8/22/2032		428,000	397,656
CVS Health Corp., 5.625%, 2/21/2053		856,000	828,406
HCA, Inc., 5.125%, 6/15/2039		1,542,000	1,371,679
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	958,400
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	649,719
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	601,804
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$866,000	730,473
			$7,307,296
Medical Equipment – 0.4%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	800,000	$727,936
Boston Scientific Corp., 2.65%, 6/01/2030		$2,680,000	2,291,765
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028	EUR	800,000	716,371
			$3,736,072
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$445,981
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	610,000	638,424
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,585,000	1,956,328
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	1,620,000	1,434,257
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$788,000	644,714
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	2,290,000	2,031,956
			$7,151,660
Midstream – 1.0%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$3,165,000	$2,713,988
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	945,044
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		$1,050,000	1,000,357
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		839,000	727,475
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	743,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	$1,093,000	$1,023,860
Targa Resources Corp., 4.2%, 2/01/2033	280,000	243,778
Targa Resources Corp., 4.95%, 4/15/2052	716,000	572,716
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,267,000	1,249,579
		$9,220,265
Mortgage-Backed – 7.8%
Fannie Mae, 5%, 8/01/2040	$298,071	$298,460
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	197,885	190,047
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	1,392,003	1,380,271
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	683,801	637,874
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 3/01/2053	5,439,010	5,434,586
Fannie Mae, UMBS, 2%, 5/01/2037 - 3/01/2052	5,620,681	4,699,963
Fannie Mae, UMBS, 3.5%, 5/01/2049	163,642	152,709
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 6/01/2052	15,790,323	13,396,090
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052	8,736,595	7,691,241
Fannie Mae, UMBS, 4%, 6/01/2052 - 12/01/2052	3,908,647	3,671,927
Freddie Mac, 0.208%, 9/25/2026 (i)	62,189,000	456,293
Freddie Mac, 1.368%, 3/25/2027 (i)	1,517,000	73,774
Freddie Mac, 0.294%, 2/25/2028 (i)	46,151,000	664,390
Freddie Mac, 0.108%, 4/25/2028 (i)	46,683,000	326,286
Freddie Mac, 0.111%, 5/25/2028 (i)	47,225,000	356,298
Freddie Mac, 1.8%, 4/25/2030 (i)	2,395,024	251,361
Freddie Mac, 1.868%, 4/25/2030 (i)	2,589,254	274,749
Freddie Mac, 1.665%, 5/25/2030 (i)	3,408,930	332,528
Freddie Mac, 1.797%, 5/25/2030 (i)	7,523,890	789,626
Freddie Mac, 1.341%, 6/25/2030 (i)	3,170,959	254,399
Freddie Mac, 1.6%, 8/25/2030 (i)	2,931,170	281,415
Freddie Mac, 1.17%, 9/25/2030 (i)	1,901,519	136,026
Freddie Mac, 1.08%, 11/25/2030 (i)	3,948,102	264,927
Freddie Mac, 0.329%, 1/25/2031 (i)	15,726,906	311,184
Freddie Mac, 0.516%, 3/25/2031 (i)	20,453,406	653,427
Freddie Mac, 0.937%, 7/25/2031 (i)	5,068,698	319,712
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	805,517
Freddie Mac, 0.567%, 12/25/2031 (i)	5,486,706	215,048
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	636,629	632,761
Freddie Mac, 5%, 7/01/2041	308,368	311,470
Freddie Mac, 4%, 4/01/2044	32,889	31,576
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052	369,129	326,682
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 1/01/2053	2,707,710	2,297,458
Freddie Mac, UMBS, 2%, 2/01/2052 - 5/01/2052	6,593,067	5,376,218
Freddie Mac, UMBS, 5%, 8/01/2052	532,665	524,626
Freddie Mac, UMBS, 3.5%, 9/01/2052	3,397,587	3,094,759
Freddie Mac, UMBS, 4.5%, 10/01/2052	583,739	562,721
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 1/01/2053	972,145	971,135
Freddie Mac, UMBS, 6%, 12/01/2052	274,499	282,174
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052	1,979,187	1,712,478
Ginnie Mae, 2%, 3/20/2052	671,716	563,271
Ginnie Mae, 3%, 5/20/2052 - 10/20/2052	1,250,664	1,117,411
Ginnie Mae, 4.5%, 9/20/2052	2,051,188	1,990,492
Ginnie Mae, 3.5%, 10/20/2052 - 11/20/2052	2,332,251	2,143,915
Ginnie Mae, 4%, 10/20/2052 - 11/20/2052	1,091,359	1,031,511
Ginnie Mae, TBA, 5%, 3/15/2053 - 4/20/2053	1,825,000	1,802,958
Ginnie Mae, TBA, 5.5%, 3/15/2053	925,000	928,216
Ginnie Mae, TBA, 3%, 3/21/2053	1,600,000	1,428,156
UMBS, TBA, 6%, 3/13/2053	1,175,000	1,188,580
UMBS, TBA, 2.5%, 3/25/2053	1,650,000	1,397,537
		$74,036,233

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 1.2%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$1,845,000	$1,701,723
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,690,000	2,610,637
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		1,060,000	964,986
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,855,000	1,837,090
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	845,050
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,775,000	1,686,671
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		890,000	958,193
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	612,085
			$11,216,435
Natural Gas - Distribution – 0.1%
Engie S.A., 4.25%, 1/11/2043	EUR	100,000	$102,079
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,213,508
			$1,315,587
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	1,130,000	$962,381
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	735,805
			$1,698,186
Network & Telecom – 0.4%
AT&T, Inc., 3.5%, 9/15/2053		$335,000	$229,973
Orange S.A., 3.625%, 11/16/2031	EUR	1,100,000	1,144,996
Verizon Communications, Inc., 2.1%, 3/22/2028		$1,414,000	1,220,428
Verizon Communications, Inc., 3.875%, 3/01/2052		1,355,000	1,037,518
			$3,632,915
Oil Services – 0.1%
MV24 Capital B.V., 6.748%, 6/01/2034		$1,199,100	$1,076,340
Oils – 0.4%
Neste Oyj, 0.75%, 3/25/2028	EUR	1,400,000	$1,262,631
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,822,000	2,349,315
			$3,611,946
Other Banks & Diversified Financials – 1.9%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	650,000	$708,444
Arion Banki HF, 4.875%, 12/21/2024		1,650,000	1,714,493
BPCE S.A., 4.625% to 3/02/2029, FLR (EURIBOR - 3mo. + 1.6%) to 3/02/2030		500,000	525,545
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$1,240,000	949,478
CaixaBank S.A., 5.375% to 11/14/2029, FLR (EURIBOR - 3mo. + 2.4%) to 11/14/2030	EUR	600,000	650,361
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	500,000	592,410
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	700,000	653,250
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		400,000	392,978
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,173,139
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	800,000	630,488
Deutsche Bank AG, 4%, 6/24/2032		700,000	666,572
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,063,092
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	1,800,000	1,395,469
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,330,000	1,083,456
Macquarie Group Ltd., 4.08%, 5/31/2029		1,210,000	1,318,345
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$1,850,000	1,684,171
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,000,000	876,269
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,168,500
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	960,000	1,086,992
			$18,333,452

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.1%
Amgen, Inc., 5.25%, 3/02/2030		$527,000	$524,429
Amgen, Inc., 5.599%, 3/02/2043		737,000	727,812
			$1,252,241
Pollution Control – 0.5%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$2,774,000	$2,413,961
Waste Connections, Inc., 4.2%, 1/15/2033		1,896,000	1,752,137
Waste Management, Inc., 4.625%, 2/15/2033		1,029,000	990,234
			$5,156,332
Printing & Publishing – 0.1%
Informa PLC, 3.125%, 7/05/2026	GBP	473,000	$523,728
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$906,000	$754,478
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$750,005
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	294,058
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	712,262
			$1,756,325
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$694,000	$522,265
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	704,074
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,717,000	1,384,222
			$2,610,561
Real Estate - Retail – 0.3%
Regency Centers Corp., 3.7%, 6/15/2030		$679,000	$600,582
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,370,000	1,034,725
WEA Finance LLC, 2.875%, 1/15/2027 (n)		1,010,000	875,654
			$2,510,961
Restaurants – 0.1%
McDonald's Corp., 4.25%, 3/07/2035	EUR	710,000	$743,442
Retailers – 0.5%
AutoZone, Inc., 4.75%, 8/01/2032		$450,000	$429,414
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,267,000	1,179,894
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	1,660,000	1,557,133
Home Depot, Inc., 3.625%, 4/15/2052		$1,771,000	1,356,104
Nordstrom, Inc., 4.25%, 8/01/2031		597,000	436,831
			$4,959,376
Specialty Chemicals – 0.3%
Covestro AG, 4.75%, 11/15/2028	EUR	900,000	$956,214
CTEC II GmbH, 5.25%, 2/15/2030 (n)		1,669,000	1,449,630
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	767,728
			$3,173,572
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$1,054,000	$832,487
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		2,653,000	1,996,382
			$2,828,869
Supermarkets – 0.1%
ELO SACA, 4.875%, 12/08/2028	EUR	700,000	$696,124

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 1.4%
Corporacion Andina de Fomento, 4.5%, 3/07/2028	EUR	1,020,000	$1,077,289
European Financial Stability Facility, 3.375%, 4/03/2037		2,114,000	2,219,642
European Stability Mechanism, 0.01%, 10/15/2031		6,700,000	5,390,996
European Union, 3.375%, 11/04/2042		2,623,768	2,706,469
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	397,140
West African Development Bank, 4.7%, 10/22/2031		$1,576,000	1,347,480
			$13,139,016
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 2.75%, 1/15/2027		$680,000	$614,387
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	3,900,000	3,075,622
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$2,033,000	1,924,506
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	633,797
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		821,000	717,126
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	375,047
T-Mobile USA, Inc., 3.875%, 4/15/2030		582,000	527,727
Vodafone Group PLC, 5.625%, 2/10/2053		730,000	701,399
Vodafone International Financing DAC, 4%, 2/10/2043	EUR	449,000	440,515
			$9,010,126
Telephone Services – 0.2%
Deutsche Telekom AG, 1.375%, 7/05/2034	EUR	1,430,000	$1,170,789
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	905,723
			$2,076,512
Tobacco – 0.3%
B.A.T. Capital Corp., 2.125%, 8/15/2025	GBP	1,140,000	$1,264,297
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	830,000	713,581
Philip Morris International, Inc., 5.125%, 11/17/2027		$1,203,000	1,197,356
			$3,175,234
Transportation - Services – 0.8%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	910,000	$924,684
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$210,000	236,689
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,400,000	1,178,843
Q-Park Holding I B.V., 2%, 3/01/2027		3,100,000	2,735,732
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	788,688
United Parcel Service, 5.05%, 3/03/2053		1,557,000	1,537,172
			$7,401,808
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$212,688	$191,577
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$34,431,000	$21,684,806
U.S. Treasury Bonds, 2.25%, 8/15/2049		1,272,000	912,312
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		15,808,000	11,657,165
U.S. Treasury Notes, 2.75%, 8/15/2032		4,547,000	4,132,086
			$38,386,369
Utilities - Electric Power – 3.0%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,098,500	$765,766
American Electric Power Co., Inc., 5.625%, 3/01/2033		529,000	528,708
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,078,405
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,072,893
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$3,260,000	2,652,825
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,167,666
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	997,084
E.ON SE, 3.875%, 1/12/2035	EUR	570,000	580,302

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	$453,486
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	530,000	526,547
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		1,780,000	1,614,420
Enel S.p.A., 1.875%, 3/08/2170		1,395,000	1,056,821
Energuate Trust, 5.875%, 5/03/2027		$1,100,000	1,024,011
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		620,000	577,339
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	798,963
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,348,026
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	473,205
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		820,000	733,436
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	240,056
Listrindo Capital B.V., 4.95%, 9/14/2026		1,396,000	1,317,286
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,450,000	1,234,419
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	1,000,000	739,803
National Grid PLC, 3.875%, 1/16/2029	EUR	530,000	548,859
National Grid PLC, 4.275%, 1/16/2035		490,000	499,222
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$509,000	512,100
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,212,000	1,194,760
Southern California Edison Co., 3.65%, 2/01/2050		1,010,000	741,960
Southern Co., 1.875%, 9/15/2081	EUR	100,000	84,097
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$810,800	783,484
Virginia Electric & Power Co., 3.5%, 3/15/2027		558,000	525,293
WEC Energy Group, Inc., 1.8%, 10/15/2030		1,145,000	896,205
Xcel Energy, Inc., 4.6%, 6/01/2032		422,000	400,157
			$28,167,604
Total Bonds			$899,914,870
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 4.55% (v)		48,424,085	$48,424,085
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Merrill Lynch International	$ 14,395,158	EUR 13,050,000	$59,670
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Barclays Bank PLC	6,717,740	6,090,000	27,846
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	Barclays Bank PLC	20,186,313	18,300,000	83,675
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5%	Put	BNP Paribas S.A.	10,799,126	9,790,000	44,764
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ 5.25%	Put	Goldman Sachs International	27,940,946	25,330,000	84,628
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ 4.75%	Call	Merrill Lynch International	16,093,897	14,590,000	351,726

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
iTraxx Europe Crossover Series 38 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – March 2023 @ 4.75%	Call	Merrill Lynch International	16,093,897	14,590,000	$351,726
Total Purchased Options					$1,004,035
Other Assets, Less Liabilities – 0.1%	687,979
Net Assets – 100.0%	$950,030,969
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,424,085 and $900,918,905, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,094,955, representing 19.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	1,673,205	USD	2,012,971	HSBC Bank	4/21/2023	$1,549
MXN	26,201,149	USD	1,271,318	JPMorgan Chase Bank N.A.	3/15/2023	157,070
TWD	429,037,942	USD	14,062,852	Citibank N.A.	3/01/2023	18,046
USD	14,342,734	AUD	20,943,783	Barclays Bank PLC	4/21/2023	224,034
USD	9,502,843	AUD	13,678,905	Brown Brothers Harriman	4/21/2023	281,569
USD	15,355,741	AUD	21,975,912	Citibank N.A.	4/21/2023	541,259
USD	4,790,011	AUD	6,955,300	HSBC Bank	4/21/2023	101,279
USD	2,701,242	AUD	3,880,969	State Street Bank Corp.	4/21/2023	84,989
USD	14,238,126	CAD	19,041,478	BNP Paribas S.A.	4/21/2023	275,966
USD	962,972	CAD	1,297,209	Citibank N.A.	4/21/2023	11,793
USD	4,813,238	CAD	6,461,789	Deutsche Bank AG	4/21/2023	75,132
USD	9,561,404	CAD	12,780,930	JPMorgan Chase Bank N.A.	4/21/2023	189,789
USD	12,623,813	CAD	17,002,236	State Street Bank Corp.	4/21/2023	156,928
USD	12,658	CLP	10,587,812	Goldman Sachs International	6/02/2023	22
USD	40,676,879	CNH	273,873,360	BNP Paribas S.A.	4/21/2023	1,136,336
USD	4,780,616	EUR	4,404,594	BNP Paribas S.A.	4/21/2023	107,805
USD	549,348	EUR	509,309	Brown Brothers Harriman	4/21/2023	9,024
USD	6,700,571	EUR	6,197,174	Citibank N.A.	4/21/2023	126,021
USD	6,317,204	EUR	5,817,755	Deutsche Bank AG	4/21/2023	145,177
USD	21,340,828	EUR	19,591,186	HSBC Bank	4/21/2023	556,635
USD	8,620,411	EUR	8,024,411	JPMorgan Chase Bank N.A.	4/21/2023	107,355
USD	217,407,103	EUR	200,457,579	State Street Bank Corp.	4/21/2023	4,742,659
USD	2,676,018	EUR	2,469,751	UBS AG	4/21/2023	55,872
USD	10,641,514	GBP	8,793,317	Brown Brothers Harriman	4/21/2023	54,457
USD	889,130	GBP	737,580	Citibank N.A.	4/21/2023	1,092
USD	89,027,026	GBP	71,685,904	Deutsche Bank AG	4/21/2023	2,717,985
USD	1,378,228	GBP	1,117,791	HSBC Bank	4/21/2023	32,420
USD	7,492,390	GBP	6,067,857	State Street Bank Corp.	4/21/2023	186,757
USD	789,429	JPY	101,071,612	HSBC Bank	4/21/2023	41,704
USD	32,737,001	JPY	4,129,576,253	Merrill Lynch International	4/21/2023	2,186,511
USD	4,304,253	JPY	572,277,117	State Street Bank Corp.	4/21/2023	70,562
USD	5,463,493	KRW	6,752,330,500	Barclays Bank PLC	3/13/2023	358,562
USD	4,261,690	KRW	5,502,736,300	Barclays Bank PLC	4/12/2023	95,959
USD	961,381	KRW	1,205,975,422	Barclays Bank PLC	5/10/2023	47,154
USD	10,396,470	KRW	12,918,653,868	Citibank N.A.	3/13/2023	629,645
USD	34,066,530	KRW	42,281,778,927	Citibank N.A.	4/12/2023	2,057,997
USD	35,831,217	KRW	43,964,186,532	Merrill Lynch International	4/28/2023	2,523,510
USD	2,710,770	NOK	26,733,344	Deutsche Bank AG	4/21/2023	129,703
USD	12,827,157	NZD	20,273,231	Brown Brothers Harriman	4/21/2023	292,157
USD	5,136,508	NZD	8,110,371	Deutsche Bank AG	4/21/2023	121,841
USD	19,743,015	NZD	30,998,845	HSBC Bank	4/21/2023	576,336
USD	9,475,198	NZD	15,074,880	JPMorgan Chase Bank N.A.	4/21/2023	154,354
USD	1,537,320	SEK	16,027,908	Citibank N.A.	4/21/2023	1,996
USD	182,943	SEK	1,880,949	Deutsche Bank AG	4/21/2023	2,766
USD	6,248,150	SEK	65,131,332	JPMorgan Chase Bank N.A.	4/21/2023	9,175
USD	4,790,108	SGD	6,393,103	Brown Brothers Harriman	4/21/2023	42,777
USD	14,684,019	TWD	436,330,613	Barclays Bank PLC	5/05/2023	268,442
USD	14,108,449	TWD	429,037,942	Citibank N.A.	3/01/2023	27,551
USD	14,209,472	TWD	429,037,942	Citibank N.A.	5/23/2023	6,382
USD	14,159,526	TWD	429,037,942	Merrill Lynch International	3/01/2023	78,627
						$21,822,731

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	3,195,513	USD	2,231,442	Citibank N.A.	4/21/2023	$(77,272)
AUD	21,472,786	USD	14,915,787	Deutsche Bank AG	4/21/2023	(440,473)
AUD	6,860,881	USD	4,787,245	HSBC Bank	4/21/2023	(162,163)
AUD	6,829,018	USD	4,807,199	State Street Bank Corp.	4/21/2023	(203,596)
CAD	3,201,841	USD	2,393,758	HSBC Bank	4/21/2023	(46,009)
CAD	1,534,220	USD	1,147,534	Morgan Stanley Capital Services, Inc.	4/21/2023	(22,567)
CAD	7,874,719	USD	5,835,135	State Street Bank Corp.	4/21/2023	(60,999)
CLP	10,587,812	USD	12,810	Goldman Sachs International	3/06/2023	(23)
CNH	55,703,000	USD	8,181,421	Merrill Lynch International	4/21/2023	(139,285)
EUR	75,679	USD	82,539	Brown Brothers Harriman	4/21/2023	(2,252)
EUR	242,123	USD	259,218	Citibank N.A.	4/21/2023	(2,351)
EUR	868,276	USD	951,320	Deutsche Bank AG	4/21/2023	(30,170)
EUR	8,929,483	USD	9,613,947	HSBC Bank	4/21/2023	(140,702)
EUR	5,598,877	USD	6,072,730	JPMorgan Chase Bank N.A.	4/21/2023	(132,910)
EUR	1,344,225	USD	1,444,374	Merrill Lynch International	4/21/2023	(18,293)
EUR	1,619,877	USD	1,756,135	Morgan Stanley Capital Services, Inc.	4/21/2023	(37,615)
EUR	22,706,374	USD	24,642,257	State Street Bank Corp.	4/21/2023	(553,179)
EUR	3,765,758	USD	4,074,559	UBS AG	4/21/2023	(79,484)
GBP	5,631,918	USD	6,900,541	Brown Brothers Harriman	4/21/2023	(119,773)
GBP	19,974,151	USD	24,751,934	HSBC Bank	4/21/2023	(703,275)
GBP	15,941,867	USD	19,376,976	State Street Bank Corp.	4/21/2023	(183,142)
JPY	525,845,677	USD	4,037,854	Barclays Bank PLC	4/21/2023	(147,662)
JPY	1,306,167,956	USD	10,132,840	Deutsche Bank AG	4/21/2023	(469,846)
JPY	493,684,558	USD	3,831,267	HSBC Bank	4/21/2023	(179,003)
JPY	964,569,047	USD	7,630,096	Merrill Lynch International	4/21/2023	(494,242)
JPY	394,737,960	USD	3,078,779	State Street Bank Corp.	4/21/2023	(158,518)
NOK	3,448,000	USD	349,628	Deutsche Bank AG	4/21/2023	(16,729)
NZD	20,516,550	USD	12,811,085	HSBC Bank	4/21/2023	(125,642)
NZD	45,975,038	USD	29,093,126	JPMorgan Chase Bank N.A.	4/21/2023	(666,622)
NZD	8,229,088	USD	5,138,670	UBS AG	4/21/2023	(50,601)
SEK	2,098,000	USD	204,054	Deutsche Bank AG	4/21/2023	(3,085)
SGD	1,291,594	USD	985,006	HSBC Bank	4/21/2023	(25,906)
SGD	24,329,992	USD	18,448,304	Merrill Lynch International	4/21/2023	(381,565)
TOF	640,047,588	USD	19,016,775	Barclasys Bank PLC	4/17/2023	(786,795)
TOF	168,372,485	USD	5,041,092	JPMorgan Chase Bank N.A.	4/17/2023	(245,469)
TWD	429,037,942	USD	14,108,450	Merrill Lynch International	3/01/2023	(27,551)
USD	9,436,104	AUD	14,001,585	Merrill Lynch International	4/21/2023	(2,697)
USD	2,138,713	CAD	2,917,046	State Street Bank Corp.	4/21/2023	(211)
USD	11,073	CLP	10,587,812	Goldman Sachs International	3/06/2023	(1,714)
USD	16,924	CZK	377,401	Goldman Sachs International	4/21/2023	(15)
USD	4,758,843	EUR	4,498,930	Deutsche Bank AG	4/21/2023	(14,049)
USD	1,825,934	EUR	1,721,407	JPMorgan Chase Bank N.A.	4/21/2023	(298)
USD	641,478	EUR	606,412	State Street Bank Corp.	4/21/2023	(1,861)
USD	611,662	GBP	508,398	Brown Brothers Harriman	4/21/2023	(444)
USD	1,066,198	GBP	887,638	UBS AG	4/21/2023	(2,508)
USD	2,184,518	MXN	41,526,152	HSBC Bank	4/21/2023	(63,115)
USD	3,345,374	SEK	34,977,427	JPMorgan Chase Bank N.A.	4/21/2023	(5,137)
						$(7,026,818)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	183	$14,488,763	March – 2023	$433,836
Euro-Bobl 5 yr	Short	EUR	1,294	157,642,698	March – 2023	4,170,648
Euro-BTP 10 yr	Short	EUR	346	41,240,506	March – 2023	1,524,636
Euro-Bund 10 yr	Short	EUR	12	1,686,947	March – 2023	989
Euro-Schatz 2 yr	Short	EUR	681	75,616,433	March – 2023	1,148,494
U.S. Treasury Note 10 yr	Short	USD	202	22,554,563	June – 2023	27,621
U.S. Treasury Note 2 yr	Short	USD	137	27,910,539	June – 2023	80,028
U.S. Treasury Note 5 yr	Short	USD	154	16,486,422	June – 2023	43,969
						$7,430,221
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	439	$39,083,708	June – 2023	$(233,608)
Canadian Treasury Bond 5 yr	Long	CAD	358	29,309,036	June – 2023	(87,110)
Euro-Buxl 30 yr	Long	EUR	62	8,805,733	March – 2023	(1,445,082)
Long Gilt 10 yr	Long	GBP	60	7,214,213	June – 2023	(66,519)
U.S. Treasury Bond	Long	USD	81	10,142,719	June – 2023	(5,652)
U.S. Treasury Ultra Bond	Long	USD	20	2,701,250	June – 2023	(12,898)
U.S. Treasury Ultra Note 10 yr	Short	USD	383	44,882,812	June – 2023	(36,966)
						$(1,887,835)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/27	EUR	29,180,000	centrally cleared	(1)	5.00%/Quarterly	$(544,387)	$(779,720)	$(1,324,107)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 38 Index.
 At February 28, 2023, the fund had cash collateral of $366,000 and other liquid securities with an aggregate value of $12,251,194 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2023, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and purchased options. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$38,577,946	$—	$38,577,946
Non - U.S. Sovereign Debt	—	373,820,618	—	373,820,618
Municipal Bonds	—	11,216,435	—	11,216,435
U.S. Corporate Bonds	—	155,334,734	—	155,334,734
Residential Mortgage-Backed Securities	—	74,036,233	—	74,036,233
Commercial Mortgage-Backed Securities	—	32,448,528	—	32,448,528
Asset-Backed Securities (including CDOs)	—	46,327,134	—	46,327,134
Foreign Bonds	—	169,157,277	—	169,157,277
Mutual Funds	48,424,085	—	—	48,424,085
Total	$48,424,085	$900,918,905	$—	$949,342,990
Other Financial Instruments
Futures Contracts – Assets	$7,430,221	$—	$—	$7,430,221
Futures Contracts – Liabilities	(1,887,835)	—	—	(1,887,835)
Forward Foreign Currency Exchange Contracts – Assets	—	21,822,731	—	21,822,731
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,026,818)	—	(7,026,818)
Swap Agreements – Liabilities	—	(1,324,107)	—	(1,324,107)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,764,910	$151,787,328	$145,136,057	$8,302	$(398)	$48,424,085
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$301,013	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2023, are as follows:
United States	66.2%
Canada	10.2%
South Korea	7.1%
United Kingdom	4.0%
Spain	3.8%
Mexico	3.3%
Japan	2.9%
Greece	2.5%
Germany	(22.4)%
Other Countries	22.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.